Net Investment in Direct Financing Lease (Tables)	12 Months Ended
Dec. 31, 2016
Net Investment in Direct Financing Lease [Abstract]
Schedule of Components of Leveraged Lease Investments [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2016	2015
Total minimum lease payments to be received	$1,194	$1,202
Less: amounts representing estimated executory costs	(223)	(213)
Minimum lease payments receivable	$971	$989
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(658)	(686)
Net investment in direct financing lease	$496	$486
Principal due within one year (included in “Prepayments and other current assets”)	8	6
Net investment in direct financing lease – long-term	$488	$480

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments to be received for the next five years:

For the	Year ended December 31
millions of Canadian dollars	2017	2018	2019	2020	2021
Minimum lease payments to be received	$65	$65	$65	$65	$65
Less: amounts representing estimated executory costs	(11)	(11)	(12)	(12)	(12)
Minimum lease payments receivable	$54	$54	$53	$53	$53